Note 6 - Goodwill and Other Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Goodwill and Intangible Assets Disclosure [Text Block]
Note
6
– Goodwill and Other Intangible Assets

Our finite-lived intangible assets as of
March 31, 2017
and
December 31, 2016
are as follows:

	Successor	Successor
	March 31, 2017	December 31, 2016

Trademarks	$917,000	$917,000
Technology	6,576,000	6,576,000
Customer and clinician relationships	904,000	904,000
	8,397,000	8,397,000
Accumulated amortization trademarks	(55,217)	(39,934)
Accumulated amortization technology	(659,957)	(477,290)
Accumulated amortization customer and clinician relationships	(54,435)	(39,368)
	(769,609)	(556,592)
	$7,627,391	$7,840,408

Goodwill
Goodwill represents the excess of reorganization value over the fair value of tangible and identifiable intangible assets and the fair value of liabilities as of the Effective Date.
 There were
no
changes to the amount of goodwill in
2017;
changes in the amount of goodwill in
2016
follows:

Predecessor Balance, at December 31, 2015	$-

Fresh start accounting	2,079,284

Successor Balance, at December 31, 2016	$2,079,284

Finite-lived intangible assets
– trademarks, customer and clinician relationships and technology
The Predecessor Company
’s finite-lived intangible assets include Angel-related trademarks, technology (including patents) and customer relationships, and were being amortized over their useful lives ranging from eight
to
twenty
years. Amortization expense associated with our Angel related definite-lived intangible assets was approximately
$0.1
million for the
three
months ended
March 31, 2016.
The remaining Angel related finite-lived intangible assets were eliminated as of
May 4, 2016
as the underlying Angel assets were assigned to Deerfield pursuant to the Plan of Reorganization.

The Successor Company
’s Aurix related finite-lived intangible assets include trademarks, technology (including patents), and clinician relationships, and are being amortized over their useful lives ranging from nine
to
fifteen
years. Amortization expense associated with our Aurix related finite-lived intangible assets was approximately
$0.2
million for the
three
months ended
March 31, 2017.
Annual amortization expense based on our existing intangible assets and their estimated useful lives is expected to be approximately as of
March 31, 2017:

2017	$639,000
2018	852,000
2019	852,000
2020	852,000
2021	852,000
Thereafter	3,580,000

Note
7
– Goodwill and Other Intangible Assets

Our finite-lived intangible assets as of
December 31, 2016
and
2015
are as follows:

	Successor	Predecessor
	December 31,	December 31,
	2016	2015

Trademarks	$917,000	$1,047,000
Technology	6,576,000	2,355,000
Customer and clinician relationships	904,000	708,000
	8,397,000	4,110,000
Accumulated amortization trademarks	(39,934)	(184,981)
Accumulated amortization technology	(477,290)	(902,750)
Accumulated amortization customer and clinician relationships	(39,368)	(508,875)
	(556,592)	(1,596,606)
	$7,840,408	$2,513,394

Goodwill
Predecessor Company
Goodwill represents the purchase price of acquisitions in excess of the fair value of amounts assigned to acquired tangible or intangible assets and assumed liabilities. As a result of our acquisition of Aldagen in
February 2012,
we recorded goodwill of approximately
$0.4
million. Prior to the acquisition of Aldagen, we had goodwill of approximately
$0.7
million as a result of the acquisition of the Angel business in
April 2010.
We determined that goodwill was impaired as of
September 30, 2015
and recognized a noncash goodwill impairment charge of approximately
$1.1
million to fully write down the goodwill to its estimated fair value of zero
as of
September 30, 2015.

Successor Company (see Note
2
– Fresh Start Accounting)
Goodwill represents the excess of reorganization value over the fair value of tangible and identifiable intangible assets and the fair value of liabilities as of the Effective Date. Changes in goodwill for the periods presented follows:

	Successor	Predecessor
Balance, at December 31, 2014	$-	$1,128,517

2015 impairment	-	(1,128,517)
Balance, at December 31, 2015	-	$-

Fresh start accounting	2,079,284

Balance, at December 31, 2016	$2,079,284

Finite-lived intangible assets
– trademarks, customer and clinician relationships and technology
The Predecessor Company
’s finite-lived intangible assets include Angel-related trademarks, technology (including patents) and customer relationships, and were being amortized over their useful lives ranging from eight
to
twenty
years. Amortization expense associated with our Angel related finite-lived intangible assets was approximately
$0.1
million for the period from
January 1, 2016
through
May 4, 2016.
The remaining Angel related finite-lived intangible assets were eliminated as of
May 4, 2016
as the underlying Angel assets were assigned to Deerfield pursuant to the Plan of Reorganization. Amortization expense associated with our Angel related finite-lived intangible assets was approximately
$0.2
million for the year ended
December 31, 2015.

The Successor Company
’s Aurix related finite-lived intangible assets include trademarks, technology (including patents), and clinician relationships, and are being amortized over their useful lives ranging from nine
to
fifteen
years. Amortization expense associated with our Aurix related finite-lived intangible assets was approximately
$0.6
million for the period from
May 5, 2016
through
December 31, 2016.
Annual amortization expense based on our existing intangible assets and their estimated useful lives is expected to be approximately:

2017	$852,000
2018	852,000
2019	852,000
2020	852,000
2021	852,000
Thereafter	3,580,000